Pay vs Performance Disclosure - USD ($)	2 Months Ended	10 Months Ended	12 Months Ended
	Dec. 31, 2023	Nov. 01, 2023	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table
Pay Versus Performance
The disclosure included in this section is prescribed by SEC rules and does not necessarily align with how the Company or the CMDC views the link between the Company’s performance and its NEOs’ pay. For a discussion of how the Company views its executive compensation structure, including alignment with Company performance, see the Compensation Discussion and Analysis (beginning on page 37). The CMDC did not consider the pay versus performance disclosure below in making its pay decisions for any of the years shown.
The use of the term “compensation actually paid” (“CAP”) is required by the SEC’s rules. Neither CAP nor the total amount reported in the Summary Compensation Table (“SCT”) reflect the amount of compensation actually paid, earned or received during the applicable year. Per SEC rules, CAP was calculated by adjusting the SCT total values for the applicable year as described in the footnotes to the following table.
Tabular Disclosure of Pay Versus Performance
The following table sets forth information concerning the compensation actually paid to our CEO and other NEOs compared to Company performance for the years ended December 31, 2023, 2022, 2021 and 2020. The NEOs, including the CEO, represent the following individuals for years 2020 through 2022: Dr. Giovanni Caforio (CEO), Dr. Chris Boerner, Mr. David Elkins, Dr. Rupert Vessey and Ms. Sandra Leung. For 2023, if reflects the following individuals: Dr. Giovanni Caforio (Former CEO), Dr. Chris Boerner (Current CEO), Mr. David Elkins, Dr. Samit Hirawat, Ms. Sandra Leung, and Ms. Elizabeth Mily.
							Value of Initial Fixed $100 Investment Based On
Year	Summary Compensation Table Total for Former CEO	Summary Compensation Table Total for Current CEO	Compensation Actually Paid to Former CEO(3)	Compensation Actually Paid to Current CEO(3)	Average Summary Compensation Table Total for non-CEO NEOs	Average Compensation Actually Paid to non-CEO NEOs(3)	Total Shareholder Return(4)	Peer Group Total Shareholder Return(4)	Net Income (in Millions) (GAAP)(5)	Total Revenues (in Millions)(6)
2023(1)	$19,661,434	$8,461,833	($6,907,611)	$382,568	$5,917,907	($525,203)	$91	$142	$8,025	$45,006
2022(2)	$20,053,032	—	$35,057,807	—	$6,996,472	$10,872,377	$123	$139	$6,327	$46,159
2021(2)	$19,784,806	—	$16,505,622	—	$7,140,446	$6,780,078	$103	$126	$6,994	$46,385
2020(2)	$20,150,902	—	$17,644,676	—	$7,050,986	$6,288,633	$100	$102	($9,015)	$42,518
1)	The NEOs for 2023 are Dr. Giovanni Caforio (Former CEO), Dr. Chris Boerner (Current CEO), Mr. David Elkins, Dr. Samit Hirawat, Ms. Sandra Leung and Ms. Elizabeth Mily.
2)	The NEOs for years 2020-2022 are Dr. Giovanni Caforio (CEO), Dr. Chris Boerner, Mr. David Elkins, Dr. Rupert Vessey and Ms. Sandra Leung.
3)
CAP reflects the total compensation reported in the 2023 SCT for the years ended December 31, 2023, 2022, and 2021 and 2022 SCT for the year ended 2020, in each case, adjusted to include or exclude the amounts shown in the tables below for the NEOs. To calculate CAP, the following amounts were deducted from and added to SCT total compensation, computed in accordance with Item 402(v) of Regulation S-K:

Former CEO SCT Total to CAP Reconciliation
Year	SCT Total for Former CEO	Deduction of Change in Pension Values for Former CEO(a)	Deduction of Stock Awards and Options Values for Former CEO(b)	Addition of Pension Service Cost for former CEO(c)	Addition of Equity Values for Former CEO(d)	Compensation Actually Paid for Former CEO
2023	$19,661,434	$0	($14,465,570)	$0	($12,103,475)	($6,907,611)
2022	$20,053,032	$0	($14,289,505)	$0	$29,294,280	$35,057,807
2021	$19,784,806	$0	($13,965,989)	$0	$10,686,805	$16,505,622
2020	$20,150,902	$0	($13,457,248)	$0	$10,951,022	$17,644,676
Current CEO SCT Total to CAP Reconciliation
Year	SCT Total for Current CEO	Deduction of Change in Pension Values for Current CEO(a)	Deduction of Stock Awards and Options Values for Current CEO(b)	Addition of Pension Service Cost for Current CEO(c)	Addition of Equity Values for Current CEO(d)	Compensation Actually Paid for Current CEO
2023	$8,461,833	$0	($5,326,178)	$0	($2,753,087)	$382,568
Average non-CEO NEOs SCT Total to CAP Reconciliation
Year	SCT Total	Deduction of Change in Pension Values(a)	Deduction of Stock Awards and Options Values(b)	Addition of Pension Service Cost(c)	Addition of Equity Values(d)*	Compensation Actually Paid
2023	$5,917,907	$0	($3,525,996)	$0	($2,917,115)	($525,203)
2022	$6,996,472	$0	($4,304,359)	$0	$8,180,264	$10,872,377
2021	$7,140,446	$0	($4,208,611)	$0	$3,848,242	$6,780,078
2020	$7,050,986	($221,035)	($3,757,621)	$0	$3,216,303	$6,288,633
a.	Represents change in pension value under the U.S BEP-RIP reported in the SCT for each year shown. See the footnotes to the 2023 and 2022 SCTs for further detail regarding the amounts in this column.
b.
Represents the grant date fair value of equity-based awards granted each year and reported in the SCT for each year shown. See the footnotes to the SCT for further detail regarding the amounts in this column.

c.
Does not include any service cost for pension benefits under the U.S BEP-RIP as the plan was frozen in 2009 and, therefore, there is no service cost. The company terminated the US-RIP as of February 1, 2019, and transferred all remaining liabilities to a leading third-party insurer, Athene Holdings Ltd. No service cost has been incurred under the plan since 2014.

d.	Reflects the value of equity calculated in accordance with the SEC methodology for determining the compensation actually paid for each year shown.
*	The amounts in the Addition of Equity Values in the tables above are derived from the amounts set forth in the following table:
	Year-End Fair Value of Equity Awards Granted During Year That Remained Unvested as of Last Day of Year ($)	Change in Fair Value from Last Day of Prior Year to Last Day of Year of Unvested Equity Awards ($)	Vesting-Date Fair Value of Equity Awards Granted During Year that Vested During Year ($)	Change in Fair Value from Last Day of Prior Year to Vesting Date of Unvested Equity Awards that Vested During Year ($)	Fair Value at Last Day of Prior Year of Equity Awards Forfeited During Year ($)	Value of Dividends or Other Earnings Paid on Stock or Option Awards Not Otherwise Included ($)	Total – Addition of Equity Values ($)
Former CEO
2023	4,874,459	(16,751,751)	0	(226,183)	0	0	(12,103,475)
2022	15,604,262	7,721,151	0	5,968,867	0	0	29,294,280
2020	13,701,811	(2,650,377)	0	(364,629)	0	0	10,686,805
2021	14,594,230	(1,605,636)	0	(2,037,572)	0	0	10,951,022
Current CEO
2023	2,266,251	(4,900,396)	0	(118,943)	0	0	(2,753,087)
Average of Non-CEO NEOs
2023	1,188,161	(4,033,124)	0	(72,151)	0	0	(2,917,115)
2022	4,700,394	2,222,732	0	1,201,754	0	55,384	8,180,264
2021	4,128,997	(478,162)	0	25,413	0	171,994	3,848,242
2020	4,205,108	(565,278)	0	(470,925)	0	47,398	3,216,303
4)
The Company TSR and the Peer Group TSR reflected in these columns for each of the applicable fiscal years is calculated based on a fixed investment of $100 at the applicable measurement point on the same cumulative basis as is used in Item 201(e) of Regulation S-K. The peer group used to determine the Company’s Peer Group TSR for the three fiscal years is the extended peer group that was used for purposes of disclosing our executive compensation benchmarking practices, as described in the section titled “Benchmarking Analysis and Compensation Peer Groups” on page 50 and also as disclosed in our Annual Report on Form 10-K pursuant to Item 201(e) of Regulation S-K for these years. The extended peer group is composed of AbbVie Inc., Amgen Inc., Biogen Inc., Eli Lilly and Company, Gilead Sciences Inc., Johnson & Johnson, Merck & Co., Pfizer Inc., AstraZeneca PLC, GlaxoSmithKline PLC, Roche Holding AG, Novartis AG, and Sanofi.

5)	Net income is equivalent to “Net Earnings/(Loss) Attributable to BMS” as reported in the Company’s consolidated financial statements.
6)
SEC rules require us to designate a “Company-Selected Measure” that in our assessment represents the most important financial performance measure used by the Company to link the CAP of our NEOs, for the most recently completed fiscal year, to our performance. We have selected total revenues as this measure for fiscal year 2023.

Company Selected Measure Name			total revenues
Named Executive Officers, Footnote
1)	The NEOs for 2023 are Dr. Giovanni Caforio (Former CEO), Dr. Chris Boerner (Current CEO), Mr. David Elkins, Dr. Samit Hirawat, Ms. Sandra Leung and Ms. Elizabeth Mily.
2)	The NEOs for years 2020-2022 are Dr. Giovanni Caforio (CEO), Dr. Chris Boerner, Mr. David Elkins, Dr. Rupert Vessey and Ms. Sandra Leung.

Peer Group Issuers, Footnote
4)
The Company TSR and the Peer Group TSR reflected in these columns for each of the applicable fiscal years is calculated based on a fixed investment of $100 at the applicable measurement point on the same cumulative basis as is used in Item 201(e) of Regulation S-K. The peer group used to determine the Company’s Peer Group TSR for the three fiscal years is the extended peer group that was used for purposes of disclosing our executive compensation benchmarking practices, as described in the section titled “Benchmarking Analysis and Compensation Peer Groups” on page 50 and also as disclosed in our Annual Report on Form 10-K pursuant to Item 201(e) of Regulation S-K for these years. The extended peer group is composed of AbbVie Inc., Amgen Inc., Biogen Inc., Eli Lilly and Company, Gilead Sciences Inc., Johnson & Johnson, Merck & Co., Pfizer Inc., AstraZeneca PLC, GlaxoSmithKline PLC, Roche Holding AG, Novartis AG, and Sanofi.

Adjustment To PEO Compensation, Footnote
3)
CAP reflects the total compensation reported in the 2023 SCT for the years ended December 31, 2023, 2022, and 2021 and 2022 SCT for the year ended 2020, in each case, adjusted to include or exclude the amounts shown in the tables below for the NEOs. To calculate CAP, the following amounts were deducted from and added to SCT total compensation, computed in accordance with Item 402(v) of Regulation S-K:

Former CEO SCT Total to CAP Reconciliation
Year	SCT Total for Former CEO	Deduction of Change in Pension Values for Former CEO(a)	Deduction of Stock Awards and Options Values for Former CEO(b)	Addition of Pension Service Cost for former CEO(c)	Addition of Equity Values for Former CEO(d)	Compensation Actually Paid for Former CEO
2023	$19,661,434	$0	($14,465,570)	$0	($12,103,475)	($6,907,611)
2022	$20,053,032	$0	($14,289,505)	$0	$29,294,280	$35,057,807
2021	$19,784,806	$0	($13,965,989)	$0	$10,686,805	$16,505,622
2020	$20,150,902	$0	($13,457,248)	$0	$10,951,022	$17,644,676
Current CEO SCT Total to CAP Reconciliation
Year	SCT Total for Current CEO	Deduction of Change in Pension Values for Current CEO(a)	Deduction of Stock Awards and Options Values for Current CEO(b)	Addition of Pension Service Cost for Current CEO(c)	Addition of Equity Values for Current CEO(d)	Compensation Actually Paid for Current CEO
2023	$8,461,833	$0	($5,326,178)	$0	($2,753,087)	$382,568
a.	Represents change in pension value under the U.S BEP-RIP reported in the SCT for each year shown. See the footnotes to the 2023 and 2022 SCTs for further detail regarding the amounts in this column.
b.
Represents the grant date fair value of equity-based awards granted each year and reported in the SCT for each year shown. See the footnotes to the SCT for further detail regarding the amounts in this column.

c.
Does not include any service cost for pension benefits under the U.S BEP-RIP as the plan was frozen in 2009 and, therefore, there is no service cost. The company terminated the US-RIP as of February 1, 2019, and transferred all remaining liabilities to a leading third-party insurer, Athene Holdings Ltd. No service cost has been incurred under the plan since 2014.

d.	Reflects the value of equity calculated in accordance with the SEC methodology for determining the compensation actually paid for each year shown.
*	The amounts in the Addition of Equity Values in the tables above are derived from the amounts set forth in the following table:
	Year-End Fair Value of Equity Awards Granted During Year That Remained Unvested as of Last Day of Year ($)	Change in Fair Value from Last Day of Prior Year to Last Day of Year of Unvested Equity Awards ($)	Vesting-Date Fair Value of Equity Awards Granted During Year that Vested During Year ($)	Change in Fair Value from Last Day of Prior Year to Vesting Date of Unvested Equity Awards that Vested During Year ($)	Fair Value at Last Day of Prior Year of Equity Awards Forfeited During Year ($)	Value of Dividends or Other Earnings Paid on Stock or Option Awards Not Otherwise Included ($)	Total – Addition of Equity Values ($)
Former CEO
2023	4,874,459	(16,751,751)	0	(226,183)	0	0	(12,103,475)
2022	15,604,262	7,721,151	0	5,968,867	0	0	29,294,280
2020	13,701,811	(2,650,377)	0	(364,629)	0	0	10,686,805
2021	14,594,230	(1,605,636)	0	(2,037,572)	0	0	10,951,022
Current CEO
2023	2,266,251	(4,900,396)	0	(118,943)	0	0	(2,753,087)
Average of Non-CEO NEOs
2023	1,188,161	(4,033,124)	0	(72,151)	0	0	(2,917,115)
2022	4,700,394	2,222,732	0	1,201,754	0	55,384	8,180,264
2021	4,128,997	(478,162)	0	25,413	0	171,994	3,848,242
2020	4,205,108	(565,278)	0	(470,925)	0	47,398	3,216,303

Non-PEO NEO Average Total Compensation Amount			$ 5,917,907	$ 6,996,472	$ 7,140,446	$ 7,050,986
Non-PEO NEO Average Compensation Actually Paid Amount			$ (525,203)	10,872,377	6,780,078	6,288,633
Adjustment to Non-PEO NEO Compensation Footnote
3)
CAP reflects the total compensation reported in the 2023 SCT for the years ended December 31, 2023, 2022, and 2021 and 2022 SCT for the year ended 2020, in each case, adjusted to include or exclude the amounts shown in the tables below for the NEOs. To calculate CAP, the following amounts were deducted from and added to SCT total compensation, computed in accordance with Item 402(v) of Regulation S-K:

Average non-CEO NEOs SCT Total to CAP Reconciliation
Year	SCT Total	Deduction of Change in Pension Values(a)	Deduction of Stock Awards and Options Values(b)	Addition of Pension Service Cost(c)	Addition of Equity Values(d)*	Compensation Actually Paid
2023	$5,917,907	$0	($3,525,996)	$0	($2,917,115)	($525,203)
2022	$6,996,472	$0	($4,304,359)	$0	$8,180,264	$10,872,377
2021	$7,140,446	$0	($4,208,611)	$0	$3,848,242	$6,780,078
2020	$7,050,986	($221,035)	($3,757,621)	$0	$3,216,303	$6,288,633
a.	Represents change in pension value under the U.S BEP-RIP reported in the SCT for each year shown. See the footnotes to the 2023 and 2022 SCTs for further detail regarding the amounts in this column.
b.
Represents the grant date fair value of equity-based awards granted each year and reported in the SCT for each year shown. See the footnotes to the SCT for further detail regarding the amounts in this column.

c.
Does not include any service cost for pension benefits under the U.S BEP-RIP as the plan was frozen in 2009 and, therefore, there is no service cost. The company terminated the US-RIP as of February 1, 2019, and transferred all remaining liabilities to a leading third-party insurer, Athene Holdings Ltd. No service cost has been incurred under the plan since 2014.

d.	Reflects the value of equity calculated in accordance with the SEC methodology for determining the compensation actually paid for each year shown.
*	The amounts in the Addition of Equity Values in the tables above are derived from the amounts set forth in the following table:
	Year-End Fair Value of Equity Awards Granted During Year That Remained Unvested as of Last Day of Year ($)	Change in Fair Value from Last Day of Prior Year to Last Day of Year of Unvested Equity Awards ($)	Vesting-Date Fair Value of Equity Awards Granted During Year that Vested During Year ($)	Change in Fair Value from Last Day of Prior Year to Vesting Date of Unvested Equity Awards that Vested During Year ($)	Fair Value at Last Day of Prior Year of Equity Awards Forfeited During Year ($)	Value of Dividends or Other Earnings Paid on Stock or Option Awards Not Otherwise Included ($)	Total – Addition of Equity Values ($)
Former CEO
2023	4,874,459	(16,751,751)	0	(226,183)	0	0	(12,103,475)
2022	15,604,262	7,721,151	0	5,968,867	0	0	29,294,280
2020	13,701,811	(2,650,377)	0	(364,629)	0	0	10,686,805
2021	14,594,230	(1,605,636)	0	(2,037,572)	0	0	10,951,022
Current CEO
2023	2,266,251	(4,900,396)	0	(118,943)	0	0	(2,753,087)
Average of Non-CEO NEOs
2023	1,188,161	(4,033,124)	0	(72,151)	0	0	(2,917,115)
2022	4,700,394	2,222,732	0	1,201,754	0	55,384	8,180,264
2021	4,128,997	(478,162)	0	25,413	0	171,994	3,848,242
2020	4,205,108	(565,278)	0	(470,925)	0	47,398	3,216,303

Compensation Actually Paid vs. Total Shareholder Return
Pay Versus Performance Comparative Disclosure
As described in more detail in the CD&A, a substantial portion of the Company’s executive compensation program is variable and at risk based on operational, financial, strategic and share price performance. While the Company utilizes several performance measures to align executive compensation with Company performance, not all of those Company measures are presented in the table above.
In accordance with Item 402(v) of Regulation S-K, the Company is providing the following descriptions of the relationships between the information presented in the table above.
CAP and Company TSR
CAP over the last four years is closely aligned with the Company’s TSR performance as presented in the chart below. This is because a significant portion of CAP is comprised of equity awards. As described in more detail in the section titled “2023 Target Compensation Benchmarks,” approximately 65% of the CEO’s 2023 target compensation and, on average, 61% of the non-CEO NEOs’ 2023 target compensation is comprised of equity awards delivered in MSUs and PSUs, tied to absolute and relative stock price performance in addition to financial performance.
The Company’s TSR over the 4-year period ending December 31, 2023 was -9.2%, while the Company’s peer group TSR was 42% for the same period of time.
Compensation Actually Paid (“CAP”) vs Total Shareholder Return

Compensation Actually Paid vs. Net Income
Pay Versus Performance Comparative Disclosure
As described in more detail in the CD&A, a substantial portion of the Company’s executive compensation program is variable and at risk based on operational, financial, strategic and share price performance. While the Company utilizes several performance measures to align executive compensation with Company performance, not all of those Company measures are presented in the table above.
In accordance with Item 402(v) of Regulation S-K, the Company is providing the following descriptions of the relationships between the information presented in the table above.
CAP and Net Income
The Company’s net income has generally increased while CAP has varied each year. The Company does not use net income as a performance metric in the annual and long-term incentive plans, and CAP is not meaningfully correlated with the company’s net income (GAAP).

Compensation Actually Paid vs. Company Selected Measure
Pay Versus Performance Comparative Disclosure
As described in more detail in the CD&A, a substantial portion of the Company’s executive compensation program is variable and at risk based on operational, financial, strategic and share price performance. While the Company utilizes several performance measures to align executive compensation with Company performance, not all of those Company measures are presented in the table above.
In accordance with Item 402(v) of Regulation S-K, the Company is providing the following descriptions of the relationships between the information presented in the table above.
Compensation Actually Paid and Total Revenues
CAP is generally aligned with the Company’s total revenues over the four years as presented in the chart below. While the Company uses various financial and non-financial performance measures for the purpose of evaluating performance for the Company’s compensation programs, the Company has determined that total revenues is the Company’s most important financial performance measure (that is not otherwise required to be disclosed in the table) used to link NEO CAP to company performance for fiscal year 2023. The Company utilizes revenue as a performance metric for the Company’s annual incentive program and PSU awards granted to the NEOs in the long-term incentive program. As described in more detail in the section titled “Executive Compensation Program Overview” on page 47, 15% of annual incentives for 2023 were based on achieving revenue goals for our New Product Portfolio and in combination with our In-Line and New Product revenue, revenue goals accounted for a total of 35% of the annual incentive plan and 40% for the PSUs.

Total Shareholder Return Vs Peer Group
Pay Versus Performance Comparative Disclosure
As described in more detail in the CD&A, a substantial portion of the Company’s executive compensation program is variable and at risk based on operational, financial, strategic and share price performance. While the Company utilizes several performance measures to align executive compensation with Company performance, not all of those Company measures are presented in the table above.
In accordance with Item 402(v) of Regulation S-K, the Company is providing the following descriptions of the relationships between the information presented in the table above.
CAP and Company TSR
CAP over the last four years is closely aligned with the Company’s TSR performance as presented in the chart below. This is because a significant portion of CAP is comprised of equity awards. As described in more detail in the section titled “2023 Target Compensation Benchmarks,” approximately 65% of the CEO’s 2023 target compensation and, on average, 61% of the non-CEO NEOs’ 2023 target compensation is comprised of equity awards delivered in MSUs and PSUs, tied to absolute and relative stock price performance in addition to financial performance.
The Company’s TSR over the 4-year period ending December 31, 2023 was -9.2%, while the Company’s peer group TSR was 42% for the same period of time.

Tabular List, Table
Tabular Disclosure of Significant Financial and Non-Financial Performance Measures
The seven metrics listed below represent the most significant financial and non-financial performance measures as described in the “Annual Incentive Plan” and “Long-term Incentive Program” sections within our CD&A on pages 53 and 60, respectively. The measures in this table are not ranked. Please see the CD&A for a further description of these measures and how they are used in the Company’s executive compensation program.
Significant Financial and Non-Financial Performance Measures
Revenues
EPS (Non-GAAP)
ESG
Operating Margin
Pipeline
Relative TSR
Stock Price

Total Shareholder Return Amount			$ 91	123	103	100
Peer Group Total Shareholder Return Amount			142	139	126	102
Net Income (Loss)			$ 8,025,000,000	$ 6,327,000,000	$ 6,994,000,000	$ (9,015,000,000)
Company Selected Measure Amount			45,006,000,000	46,159,000,000	46,385,000,000	42,518,000,000
PEO Name	Dr. Chris Boerner	Dr. Giovanni Caforio		Dr. Giovanni Caforio	Dr. Giovanni Caforio	Dr. Giovanni Caforio
Measure:: 1
Pay vs Performance Disclosure
Name			Revenues
Measure:: 2
Pay vs Performance Disclosure
Name			EPS (Non-GAAP)
Measure:: 3
Pay vs Performance Disclosure
Name			ESG
Measure:: 4
Pay vs Performance Disclosure
Name			Operating Margin
Measure:: 5
Pay vs Performance Disclosure
Name			Pipeline
Measure:: 6
Pay vs Performance Disclosure
Name			Relative TSR
Measure:: 7
Pay vs Performance Disclosure
Name			Stock Price
Dr. Giovanni Caforio [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount			$ 19,661,434	$ 20,053,032	$ 19,784,806	$ 20,150,902
PEO Actually Paid Compensation Amount			(6,907,611)	35,057,807	16,505,622	17,644,676
Dr. Chris Boerner [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount			8,461,833	0	0	0
PEO Actually Paid Compensation Amount			382,568	0	0	0
PEO | Dr. Giovanni Caforio [Member] | Change in Pension Values [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			0	0	0	0
PEO | Dr. Giovanni Caforio [Member] | Stock Awards and Options Values [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			(14,465,570)	(14,289,505)	(13,965,989)	(13,457,248)
PEO | Dr. Giovanni Caforio [Member] | Pension Service Cost [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			0	0	0	0
PEO | Dr. Giovanni Caforio [Member] | Equity Values [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			(12,103,475)	29,294,280	10,686,805	10,951,022
PEO | Dr. Giovanni Caforio [Member] | Year-End Fair Value of Equity Awards Granted During Year That Remained Unvested as of Last Day of Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			4,874,459	15,604,262	13,701,811	14,594,230
PEO | Dr. Giovanni Caforio [Member] | Change in Fair Value from Last Day of Prior Year to Last Day of Year of Unvested Equity Awards [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			(16,751,751)	7,721,151	(2,650,377)	(1,605,636)
PEO | Dr. Giovanni Caforio [Member] | Vesting-Date Fair Value of Equity Awards Granted During Year that Vested During Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			0	0	0	0
PEO | Dr. Giovanni Caforio [Member] | Change in Fair Value from Last Day of Prior Year to Vesting Date of Unvested Equity Awards that Vested During Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			(226,183)	5,968,867	(364,629)	(2,037,572)
PEO | Dr. Giovanni Caforio [Member] | Fair Value at Last Day of Prior Year of Equity Awards Forfeited During Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			0	0	0	0
PEO | Dr. Giovanni Caforio [Member] | Value of Dividends or Other Earnings Paid on Stock or Option Awards Not Otherwise Included [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			0	0	0	0
PEO | Dr. Chris Boerner [Member] | Change in Pension Values [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			0
PEO | Dr. Chris Boerner [Member] | Stock Awards and Options Values [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			(5,326,178)
PEO | Dr. Chris Boerner [Member] | Pension Service Cost [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			0
PEO | Dr. Chris Boerner [Member] | Equity Values [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			(2,753,087)
PEO | Dr. Chris Boerner [Member] | Year-End Fair Value of Equity Awards Granted During Year That Remained Unvested as of Last Day of Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			2,266,251
PEO | Dr. Chris Boerner [Member] | Change in Fair Value from Last Day of Prior Year to Last Day of Year of Unvested Equity Awards [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			(4,900,396)
PEO | Dr. Chris Boerner [Member] | Vesting-Date Fair Value of Equity Awards Granted During Year that Vested During Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			0
PEO | Dr. Chris Boerner [Member] | Change in Fair Value from Last Day of Prior Year to Vesting Date of Unvested Equity Awards that Vested During Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			(118,943)
PEO | Dr. Chris Boerner [Member] | Fair Value at Last Day of Prior Year of Equity Awards Forfeited During Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			0
PEO | Dr. Chris Boerner [Member] | Value of Dividends or Other Earnings Paid on Stock or Option Awards Not Otherwise Included [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			0
Non-PEO NEO | Change in Pension Values [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			0	0	0	(221,035)
Non-PEO NEO | Stock Awards and Options Values [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			(3,525,996)	(4,304,359)	(4,208,611)	(3,757,621)
Non-PEO NEO | Pension Service Cost [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			0	0	0	0
Non-PEO NEO | Equity Values [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			(2,917,115)	8,180,264	3,848,242	3,216,303
Non-PEO NEO | Year-End Fair Value of Equity Awards Granted During Year That Remained Unvested as of Last Day of Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			1,188,161	4,700,394	4,128,997	4,205,108
Non-PEO NEO | Change in Fair Value from Last Day of Prior Year to Last Day of Year of Unvested Equity Awards [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			(4,033,124)	2,222,732	(478,162)	(565,278)
Non-PEO NEO | Vesting-Date Fair Value of Equity Awards Granted During Year that Vested During Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			0	0	0	0
Non-PEO NEO | Change in Fair Value from Last Day of Prior Year to Vesting Date of Unvested Equity Awards that Vested During Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			(72,151)	1,201,754	25,413	(470,925)
Non-PEO NEO | Fair Value at Last Day of Prior Year of Equity Awards Forfeited During Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			0	0	0	0
Non-PEO NEO | Value of Dividends or Other Earnings Paid on Stock or Option Awards Not Otherwise Included [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			$ 0	$ 55,384	$ 171,994	$ 47,398